Subsequent Events - Distributions (FY) (Details) - USD ($)		1 Months Ended										2 Months Ended	9 Months Ended	12 Months Ended
	Nov. 11, 2020	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Feb. 28, 2021	Sep. 30, 2020	Dec. 31, 2019	Nov. 08, 2019
Subsequent Event [Line Items]
Common stock, dividend rate (in dollars per share)											$ 0.00136986
Annualized rate											5.00%
Distributions											$ 365,517
Preferred stock, dividend rate (in dollars per share)											$ 0.00150685
Annualized rate											5.50%
Distributions											$ 1,569
2019 Preferred Stock
Subsequent Event [Line Items]
Annualized rate													5.50%	5.50%
Distributions														$ 1,569
Forecast
Subsequent Event [Line Items]
Common stock, dividend rate (in dollars per share)		$ 0.00136986	$ 0.00136986	$ 0.00136612		$ 0.00136612	$ 0.00136612	$ 0.00136612
Annualized rate		5.00%	5.00%	5.00%		5.00%	5.00%	5.00%
Preferred stock, dividend rate (in dollars per share)						$ 0.00150273	$ 0.00150273	$ 0.00150273
Annualized rate						5.50%	5.50%	5.50%
Distribution Reinvestment Plan
Subsequent Event [Line Items]
Share price (in dollars per share)											$ 10.00		$ 10.00	$ 10.00
Private Placement
Subsequent Event [Line Items]
Share price (in dollars per share)													$ 10.00
Private Placement | 2019 Preferred Stock
Subsequent Event [Line Items]
Share price (in dollars per share)											10.00			10.00	$ 10.00
Primary Offering | Common Class A
Subsequent Event [Line Items]
Share price (in dollars per share)											$ 10.00			$ 10.00
Subsequent event
Subsequent Event [Line Items]
Common stock, dividend rate (in dollars per share)									$ 0.00136612	$ 0.00136612
Annualized rate									5.00%	5.00%
Distributions									$ 375,939	$ 382,935
Preferred stock, dividend rate (in dollars per share)									$ 0.00150273	$ 0.00150273
Annualized rate									5.50%	5.50%
Distributions									$ 17,466	$ 7,361
Subsequent event | 2019 Preferred Stock
Subsequent Event [Line Items]
Preferred stock, dividend rate (in dollars per share)				$ 0.00150273
Annualized rate	5.50%
Subsequent event | Forecast
Subsequent Event [Line Items]
Common stock, dividend rate (in dollars per share)					$ 0.00136612
Annualized rate					5.00%
Subsequent event | Forecast | 2019 Preferred Stock
Subsequent Event [Line Items]
Preferred stock, dividend rate (in dollars per share)												$ 0.00150685